Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue from Contracts with Customers	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue from educational content service and other services
Revenue from contracts with customers	¥ 71,737,814		¥ 204,916,075	¥ 365,071,687
Revenue	440,536,632	$ 62,048,287	505,724,311	473,247,283
Subscription revenue [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	16,385,013		59,217,081	148,041,259
Licensing revenue [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	16,683,141		141,957,541	204,369,087
Other services revenue [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	38,669,659		3,741,453	12,661,341
Revenue from IT related solution services [Member]
Revenue from educational content service and other services
Other revenue	368,798,818		300,808,236	108,175,596
Revenue from educational content service [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	16,683,141		141,957,541	204,369,087
Revenue from IT related solution services [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	368,742,494		299,803,227	108,070,096
Revenue from educational content service [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	55,054,673		62,958,534	160,702,600
Revenue from IT related solution services [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	¥ 56,324		¥ 1,005,009	¥ 105,500